Property, Equipment and Software and Related Accumulated Depreciation and Amortization (Detail)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization	¥ (205,160,974)	$ (31,671,397)	¥ (206,929,172)
Property plant and equipment, net	33,846,518	5,225,002	36,346,230
Office buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	69,276,652	10,694,472	67,881,751
Computer and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	118,052,297	18,224,134	123,158,909
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,008,880	1,699,478	12,571,448
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,355,064	1,752,920	10,395,482
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	10,889,632	1,681,070	11,092,117
Software
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 18,424,967	$ 2,844,325	¥ 18,175,695